Capital Management - Summary of Authorized Shares, Issued and Fully Paid Up Shares (Parenthetical) (Details) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Share Capital Evolution
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	$ 0.002	$ 0.002
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	0.002	0.002
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	$ 0.002	$ 0.002